Intangible assets, royalties and goodwill - Intangible assets (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
Estimated Useful Life	10 years 3 months 18 days	10 years
Gross Carrying Amount	$ 14,690	$ 14,690	$ 0
Accumulated Amortization	(1,194)	(49)
Net Carrying Amount	$ 13,496	$ 14,641	0
Customer relationships
Intangible Assets [Abstract]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 7,500	$ 7,500	0
Accumulated Amortization	(848)	(35)
Net Carrying Amount	$ 6,652	$ 7,465
Trade name
Intangible Assets [Abstract]
Estimated Useful Life	15 years	15 years
Gross Carrying Amount	$ 7,190	$ 7,190	$ 0
Accumulated Amortization	(346)	(14)
Net Carrying Amount	$ 6,844	$ 7,176